Goodwill and Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Continuity of Goodwill By Group of CGUs
A continuity of our goodwill by group of CGUs for the years ended October 31, 2020 and 2021 is as follows:

(Canadian $ in millions)			Personal and Commercial Banking				BMO Wealth Management			BMO Capital Markets	Total
	Canadian P&C		U.S. P&C		Total	Traditional Wealth Management	Insurance		Total
Balance – October 31, 2019	97		3,796		3,893	2,145	2		2,147	300	6,340
Acquisitions during the year	–		–		–	–	–		–	132	132
Foreign exchange and other (1)	–		45		45	23	–		23	(5)	63
Balance – October 31, 2020	97		3,841		3,938	2,168	2		2,170	427	6,535
Dispositions during the year	–		–		–	(21)	–		(21)	–	(21)
Foreign exchange and other (1)	–		(274)		(274)	(837)	–		(837)	(25)	(1,136)
Balance – October 31, 2021	97	(2)	3,567	(3)	3,664	1,310 (4)	2	(5)	1,312	402 (6)	5,378

(1)	Other changes in goodwill included the effects of translating goodwill denominated in foreign currencies into Canadian dollars and purchase accounting adjustments related to prior-year purchases.
(2)	Relates primarily to bcpbank Canada, Diners Club, Aver Media LP and GE Transportation Finance.
(3)	Relates primarily to First National Bank & Trust, Ozaukee Bank, Merchants and Manufacturers Bancorporation, Inc., Diners Club, AMCORE, M&I and GE Transportation Finance.
(4)
Relates to BMO Nesbitt Burns Inc., Guardian Group of Funds Ltd., Pyrford International Limited, LGM Investments Limited, M&I, myCFO, Inc., Stoker Ostler Wealth Advisors, Inc., CTC Consulting LLC, and F&C Asset Management plc. Included in Foreign exchange and other is a write-down of $779 million of goodwill attributable to the sale of our EMEA asset management business. Refer to Note 10.

(5)	Relates to AIG.
(6)	Relates to Gerard Klauer Mattison, BMO Nesbitt Burns Inc., Paloma Securities L.L.C., M&I, Greene Holcomb Fisher, KGS-Alpha Capital Markets and Clearpool.

Summary of Intangible Assets	The following table presents the changes in the balance of these intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Software – amortizing		Software under development	Other	Total
Cost as at October 31, 2019	760	951	4,836	(1)	402	638	7,587
Additions (disposals)	–	–	(20)		458	(17)	421
Transfers	–	–	582		(582)	–	–
Foreign exchange and other	7	11	18	(1)	2	–	38
Cost as at October 31, 2020	767	962	5,416		280	621	8,046
Additions (disposals)	(9)	–	(248)		426	2	171
Transfers	–	–	498		(498)	–	–
Foreign exchange and other	(39)	(68)	(118)		(4)	(22)	(251)
Cost as at October 31, 2021	719	894	5,548	(1)	204	601	7,966

(1)	Includes $4,798 million of internally generated software as at October 31 , 2021 ($4,458 million as at October 31 , 2020) .
The following table presents the accumulated amortization of our intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Software – amortizing		Software under development	Other	Total
Accumulated amortization at October 31, 2019	551	878	3,361	(1)	–	373	5,163
Amortization	52	46	478		–	44	620
Disposals	–	–	(173)		–	(38)	(211)
Foreign exchange and other	13	9	15		–	(5)	32
Accumulated amortization at October 31, 2020	616	933	3,681	(1)	–	374	5,604
Amortization	35	27	530		–	42	634
Disposals	(5)	–	(308)		–	(28)	(341)
Foreign exchange and other	(30)	(66)	(82)		–	(19)	(197)
Accumulated amortization at October 31, 2021	616	894	3,821	(1)	–	369	5,700
Carrying value at October 31, 2021	103	–	1,727		204	232	2,266
Carrying value at October 31, 2020	151	29	1,735		280	247	2,442

(1)	Includes $3,231 million of internally generated software as at October 31 , 202 1 ($2,909 million as at October 31 , 2020) .